MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
MARKETABLE SECURITIES [Abstract]
Summary of Available-For-Sale Marketable Securities
	December 31, 2014				December 31, 2015
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$62	$-	$(3)	$59	$87	-	$(2)	$85
Corporate bonds	23	1	-	24	16	*)-	-	16
Israeli Government debt	56	-	(3)	53	36	-	(3)	33

	$141	$1	$(6)	$136	$139	$-	$(5)	$134

Schedule of Amortized Cost and Fair Value of Debt and Securities, by Contractual Maturity
	December 31, 2014		December 31, 2015
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$124	$118	$126	$121
Matures after one year through five years	14	15	12	13
Matures after five years	3	3	-	-

Total	$141	$136	$138	$134